SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities	$ 133,886	$ 423,209
Total	133,886	423,209
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Embedded conversion option liabilities	133,886	423,209
Total	$ 133,886	$ 423,209